Cash and cash equivalents and marketable securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash and Cash Equivalents and Marketable Securities [Abstract]
Bearing interest rate	R$ 24,291	R$ 36,987
Contract settlement date	12 months